ACQUISITION OF QUANTUM TRANSPORTATION LTD	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITION OF QUANTUM TRANSPORTATION LTD

NOTE 3 – ACQUISITION OF QUANTUM TRANSPORTATION LTD.

In January 2026, the Company completed the acquisition of a 51% ownership interest in Quantum Transportation, pursuant to a definitive Securities Exchange Agreement (“SEA”), dated November 30, 2025, with Quantum Transportation and certain shareholders of Quantum Transportation (the “Exchanging Shareholders”), thereby obtaining majority ownership and control of Quantum Transportation.

Quantum Transportation was incorporated in Israel on August 31, 2025 and is a technology company focused on quantum-computing-based error-correction algorithms. Quantum Transportation holds an exclusive sublicense for rail technologies under an innovative pending patent relating to quantum error correction owned by Ramot, the technology transfer company of Tel Aviv University.

In consideration for 51% of Quantum Transportation’s issued and outstanding share capital on a fully diluted, post-closing basis, the Company issued 99,424 ordinary shares, representing approximately 4.99% of the Company’s outstanding share capital as of the signing date of the SEA and prior to such issuance. Certain of the Exchanging Shareholders included Mr. Eli Yoresh and Mr. Ofer Naveh, the Company’s Chairman of the Board of Directors and Chief Financial Officer, respectively.

The fair value of the ordinary shares issued on the acquisition date (i.e., the closing date) was $1,073. Including transaction costs of $13, the total acquisition cost amounted to $1,086.

The Company evaluated the acquired set in accordance with ASC 805, Business Combinations, and concluded that it did not meet the definition of a business and accordingly, the transaction was accounted for as an asset acquisition.

The acquisition cost was allocated between the identifiable net assets acquired and the acquired in-process research and development (“IPR&D”) asset based on their relative fair values. The principal asset acquired consisted of the exclusive sublicense rights described above. The Company determined that the acquired IPR&D asset had no alternative future use as of the acquisition date. Accordingly, the portion of the acquisition cost allocated to the acquired IPR&D asset was recognized as research and development expense upon acquisition in accordance with ASC 730, Research and Development.

The allocation of the acquisition cost was as follows:

U.S. dollars (in thousands)
Fair value of ordinary shares issued	1,073
Transaction costs	13
Total acquisition cost	1,086
Net identifiable assets acquired	(58)
Acquired IPR&D asset recognized as research and development expense	1,028

During the six months ended June 30, 2026, the Company recognized research and development expense of $1,028 related to the acquired IPR&D asset. No goodwill was recognized in connection with the acquisition.

Beginning on the acquisition date, the assets, liabilities, results of operations and cash flows of Quantum Transportation have been included in the Company’s condensed consolidated financial statements. All intercompany balances and transactions have been eliminated upon consolidation. The remaining 49% equity interest in Quantum Transportation is presented as non-controlling interests in the Company’s condensed consolidated financial statements.

Rail Vision Ltd.

Notes to the Interim Condensed Consolidated Financial Statements (Unaudited)

(U.S. dollars in thousands, except share and per share data and exercise prices)

NOTE 3 – ACQUISITION OF QUANTUM TRANSPORTATION LTD. (Cont.)

In connection with the closing, the Company also entered into a convertible loan agreement (the “Loan Agreement”) pursuant to which it committed to provide Quantum Transportation with a loan facility of up to $700, bearing interest at 8% per annum and drawable from time to time in accordance with the terms of the Loan Agreement. During the six months ended June 30, 2026, the Company advanced $200 under the Loan Agreement. As of June 30, 2026, including accrued interest, the outstanding balance under the Loan Agreement amounted to $204.

Amounts advanced under the Loan Agreement and the related accrued interest are eliminated upon consolidation.